Office and Equipment	12 Months Ended
Oct. 31, 2022
Office and Equipment [Abstract]
OFFICE AND EQUIPMENT
9.	OFFICE AND EQUIPMENT

	Mining Equipment	Computer Equipment and Software	Office Equipment	Vehicles	Total
Cost
Assets acquired on acquisition (Note 5)	45,647	9,331	—	—	$54,978
Additions	71,855	—	—	—	71,855
Balance, October 31, 2021	117,502	9,331	—	—	126,833
Acquisition (Note 4)	—	—	—	42,184	42,184
Additions	—	—	7,282	36,503	43,785
Balance, October 31, 2022	117,502	9,331	7,282	78,687	$212,802

Depreciation
Depreciation expense	14,033	7,634	—	—	$21,667
Balance, October 31, 2021	14,033	7,634	—	—	21,667
Depreciation expense	23,500	1,697	1,618	6,020	32,835
Balance, October 31, 2022	37,533	9,331	1,618	6,020	$54,502

Carrying amounts
Balance, October 31, 2021	103,469	1,697	—	—	$105,166
Balance, October 31, 2022	79,969	—	5,664	72,667	$158,300

During the year ended October 31, 2022, the Company acquired vehicles of $42,184 from acquisition of Ekidos. (Note 4).

During the period from inception on February 5, 2021 to October 31, 2021, the Company acquired mining equipment and computer equipment and software of $54,978 pursuant to an asset purchase agreement with Silver Bull (Note 5).

Depreciation expense of $31,217 (period from inception on February 5, 2021 to October 31, 2021 - $21,667) was included in exploration expenses in the consolidated statements of comprehensive loss.